Form N-1A Supplement	Nov. 22, 2024
REX Crypto Equity Premium Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	ETF Opportunities Trust REX Crypto Equity Premium Income ETF (NASD: CEPI) (the “Fund”) Supplement dated January 22, 2026 to the Prospectus, dated November 22, 2024, as supplemented from time to time